SHARE BASED COMPENSATION (Narrative) (Details) - USD ($)				12 Months Ended
	Feb. 03, 2017	Sep. 09, 2015	Jan. 12, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares authorized				21,000,000
Granted		12,569,166	6,274,166	0		8,134,375
Weighted average fair value of stock options granted						$ 0.59
Incremental cost associated with the modification		$ 282,581	$ 241,557
Share-based compensation				$ 4,200,273	$ 2,702,089	$ 3,687,951
Unrecognized compensation cost related to non-vested stock options				$ 833,150
Unrecognized compensation cost, recognition period				1 year 29 days
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price		$ 0.59	$ 0.87	$ 0.49
Share-based Compensation Arrangement by Share-based Payment Award, Plan Modification, Incremental Compensation Cost Adjustment Description		The total incremental cost associated with the modification was $282,581, of which $123,322 was recognized immediately for the options vested prior to the date of the modification and the remaining share-based compensation charges of $159,259 will be recognized over the remaining vesting period of the modified options.	The total incremental cost associated with the modification was $241,557, of which $60,107 was recognized immediately for the options vested prior to the date of the modification and the remaining share-based compensation charges of $181,470 will be recognized over the remaining vesting period of the modified options.
Restricted Stock or Unit Expense				$ 2,640,410
Share-based Compensation Award, Batch One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value of stock options granted		$ 0.38
Share-based Compensation Award, Batch Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value of stock options granted		0.35
Share-based Compensation Award, Batch Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value of stock options granted		0.38
Share-based Compensation Award, Batch Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value of stock options granted		0.37
Share-based Compensation Award, Batch Five [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value of stock options granted		$ 0.40
Executive officers [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value of stock options granted			$ 0.52
Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value of stock options granted			$ 0.55
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost, recognition period				3 years 2 months 1 day
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value				$ 0.98
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Share-based Awards Other than Options				$ 9,713,940
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period				12,653,992
Restricted Stock Units (RSUs) [Member] | Share Incentive Plan 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	12,653,992